Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating Activities
Net loss	$ (21,089,284)	$ (235,591)
Adjustments to reconcile net loss to net cash used for operating activities
Depreciation and amortization	94,881	48,693
Deferred tax expense (benefit)	700	150
Stock-based compensation expense	63,233
Commitment fee expense	18,851,927
Changes in assets and liabilities
Accounts receivable	(143,637)	301,740
Contract asset	184,745	136,828
Prepaid expenses	(9,036)	(1)
Accrued expenses	337,259	(8,792)
Deferred revenue	(285,897)	(318,675)
Net Cash (used for) from Operating Activities	(1,995,109)	(75,648)
Investing Activities
Capital expenditures for equipment	(20,064)	(5,342)
Capital expenditures for internally developed software	(120,034)	(167,557)
Net Cash used for Investing Activities	(140,098)	(172,899)
Financing Activities
Collection of stock subscription	5,266	130,532
Net advances to and proceeds from Parent	(43,625)	91,590
Distributions to Parent		(253,165)
Proceeds from PPP loan		46,500
Proceeds for prepaid stock issuance		550,000
Net Cash from Financing Activities	(38,359)	565,457
Net Change in Cash	(2,173,566)	316,910
Cash, Beginning of Year	2,585,180	1,801,230
Cash, End of Year	411,614	2,118,140
Non-Cash Financing Activities
Series A Preferred Stock discount accretion	326,530
Series A Preferred Stock dividend accretion	79,160
Dividends on Series A Preferred Stock in common stock	$ (42,667)